Investment Portfolioas of February 28, 2026 (Unaudited)
DWS Managed Municipal Bond Fund
	Principal Amount ($)	Value ($)

Municipal Investments 97.5%
Alabama 0.8%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	3,000,000	3,215,892
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	4,170,000	4,424,312
Southeast Alabama, Energy Authority Commodity Supply Revenue Project 4, Series A, 4.0% (a), 11/1/2051, GTY: Goldman Sachs Group, Inc.	5,000,000	5,153,293
		12,793,497
Alaska 0.2%
Alaska, Alaska Railroad Corp., Revenue, AMT, 6.0%, 10/1/2050, INS: AG	1,500,000	1,641,017
Alaska, Northern Tobacco Securitization Corp., Tobacco Settlement Revenue, “1”, Series A, 4.0%, 6/1/2050	2,045,000	1,726,315
		3,367,332
Arizona 3.1%
Arizona, Health Facilities Authority Revenue, Series B, SIFMA Municipal Swap Index + 0.25%, 2.13% (a), 1/1/2046	1,165,000	1,157,361
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citigroup, Inc.	1,600,000	1,772,061
5.0%, 12/1/2037, GTY: Citigroup, Inc.	8,405,000	9,370,514
Arizona, State Industrial Development Authority Revenue, ISF Ativo Portfolio Obligated Group, Series 2025-A, 144A, 6.75%, 3/1/2065	10,430,000	10,647,825
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	2,830,000	2,567,435
Arizona, Yuma Industrial Development Authority Revenue, Regional Medical Center Obligated Group, Series A, 5.25%, 8/1/2049	3,000,000	3,148,620
Maricopa County, AZ, Industrial Development Authority Revenue, Grand Canyon University Obligated Group, 144A, 7.375%, 10/1/2029	3,000,000	3,239,073
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	4,560,000	4,408,028
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue:
Series D, 5.0%, 12/1/2043	2,150,000	2,331,630
Series D, 5.0%, 12/1/2044	2,750,000	2,945,038
Series D, 5.0%, 12/1/2045	2,200,000	2,328,210
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2057	6,495,000	4,822,892
144A, 5.0%, 6/15/2049	1,445,000	1,306,224
144A, 5.0%, 6/15/2052	1,410,000	1,246,038
		51,290,949
California 3.1%
California, Housing Finance Agency, Municipal Certificates:
“A", Series A, 3.25%, 8/20/2036	3,842,833	3,834,681
“A", Series 2021-2, 3.75%, 3/25/2035	2,882,342	3,014,494
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	2,395,000	2,444,546
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	15,315,000	19,031,047

California, Municipal Finance Authority, Barlow Respiratory Hospital Obligated Group, Series A, 4.0%, 9/1/2040	6,975,000	6,629,355
California, Public Finance Authority Revenue, ISF Ativo Portfolio Obligated Group, Series 2025-A, 144A, 6.625%, 3/1/2065	6,055,000	6,192,536
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements, 3.875%, 9/1/2049	1,560,000	1,278,019
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	4,335,000	4,629,157
California, University of California Revenue, Series AL-4, 1.35% (b), 3/2/2026	300,000	300,000
Los Angeles, CA, Department of Water & Power Revenue:
Series B, 5.0%, 7/1/2039	2,255,000	2,540,623
Series C, 5.0%, 7/1/2044	1,935,000	2,101,898
		51,996,356
Colorado 4.2%
Colorado, Bridge & Tunnel Enterprise Revenue, Series A, 5.5%, 12/1/2054, INS: AG	3,000,000	3,244,889
Colorado, Denver Health & Hospital Authority Revenue, Series A, 6.0%, 12/1/2055	1,670,000	1,800,721
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	3,333,000	3,353,708
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co.	30,000,000	37,161,906
Colorado, State Educational & Cultural Facilities Authority Revenue, Stanley Partnership for Art Culture & Education LLC, Series A-1, 144A, 6.875%, 2/1/2059	3,500,000	3,711,171
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2044	4,000,000	3,751,407
Denver City & County, CO, Airport System Revenue:
Series B, AMT, 5.5%, 11/15/2040	1,835,000	2,073,973
Series B, AMT, 5.5%, 11/15/2042	1,665,000	1,861,800
Series B, AMT, 5.5%, 11/15/2043	1,665,000	1,844,213
Series D, AMT, 5.75%, 11/15/2045	3,280,000	3,588,719
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	4,420,000	4,445,194
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	940,000	871,987
4.0%, 12/1/2051	3,510,000	2,867,441
		70,577,129
Connecticut 0.4%
Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series A, 1.75% (b), 3/2/2026	7,100,000	7,100,000
District of Columbia 1.3%
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2050	2,155,000	2,051,444
Metropolitan Washington, DC, Airport Authority, Dulles Toll Road Revenue, Series B, 3.0%, 10/1/2050, INS: AG	3,265,000	2,394,391
Metropolitan Washington, DC, Airports Authority System Revenue, Series A, AMT, 5.5%, 10/1/2054	4,750,000	5,019,294
Metropolitan Washington, DC, Area Transit Authority Dedicated Revenue, Series A, 5.5%, 7/15/2060	8,000,000	8,618,019
Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029	1,455,000	1,512,922
Series A, 5.0%, 10/1/2030	1,455,000	1,509,300
		21,105,370
Florida 7.5%
Broward County, FL, Airport System Revenue, Series A, AMT, 4.0%, 10/1/2049	3,425,000	3,072,353

Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project:
Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	4,310,000	3,584,051
AMT, 6.125%, 10/1/2055	5,100,000	5,319,037
Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.25%, 6/1/2038	4,685,000	4,896,910
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	540,000	578,480
Series A-1, 5.0%, 10/1/2033	540,000	576,230
Series A-1, 5.0%, 10/1/2034	545,000	579,134
Series A-1, 5.0%, 10/1/2035	270,000	285,435
Florida, Capital Projects Finance Authority Revenue, Trilogy Community Development Foundation, Inc. Obligated Group:
Series A, 144A, 7.125%, 1/1/2065	3,665,000	3,819,068
Series A, 144A, 7.25%, 1/1/2055	2,200,000	2,333,181
Florida, Capital Trust Agency, Southeastern University Obligated Group Project:
Series A, 144A, 6.25%, 5/1/2048	2,500,000	2,598,495
Series A, 144A, 6.375%, 5/1/2053	1,000,000	1,037,725
Florida, Capital Trust Authority Revenue, Madrone Florida Tech Student Housing I LLC, Series A, 144A, 5.375%, 7/1/2065	1,500,000	1,467,342
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects, Series A, 5.0%, 6/15/2050	5,170,000	4,996,326
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 12.0% (a) (c), 7/15/2032	2,555,000	894,250
Florida, Development Finance Corp., Brightline Trains Florida LLC, AMT, 5.5%, 7/1/2053	6,000,000	4,470,000
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	280,000	283,921
Series B, 5.0%, 7/1/2042	295,000	299,131
Series A-1, 5.0%, 7/1/2051	255,000	244,035
Series B, 5.0%, 7/1/2051	420,000	401,939
Series A-1, 5.0%, 2/1/2057	145,000	136,933
Series B, 5.0%, 7/1/2057	440,000	415,382
Florida, Higher Educational Facilities Financing Authority Revenue, Rollins College Project, 4.125%, 12/1/2054	13,690,000	12,400,015
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project, Series A, 144A, 5.25%, 11/15/2056	16,000,000	12,094,966
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, 4.0%, 10/1/2044	1,000,000	923,272
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	1,600,000	1,577,573
Florida, Village Community Development District No. 14, Special Assessment Revenue, 5.5%, 5/1/2053	6,250,000	6,378,884
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 5.25%, 5/1/2054	2,105,000	2,121,187
Hillsborough County, FL, Industrial Development Authority Revenue, BayCare Obligated Group, Series C, 5.5%, 11/15/2054	6,000,000	6,475,007
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	2,845,663
Lee County, FL, Airport Revenue:
Series A-1, AMT, 5.25%, 10/1/2045	1,430,000	1,570,077
Series A-1, AMT, 5.25%, 10/1/2046	1,220,000	1,322,666
Series A-1, AMT, 5.25%, 10/1/2047	2,500,000	2,680,882
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series A, 5.25%, 4/1/2047	6,250,000	6,754,479
Miami-Dade County, FL, Seaport Revenue, Series B1, AMT, 4.0%, 10/1/2046	6,430,000	6,020,708
Orange County, FL, State Health Facilities Authority Revenue, Orlando Health Obligated Group, Series 2025-A, 5.25%, 10/1/2056	5,335,000	5,597,705

Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	685,000	761,260
Series C, 7.625%, 5/15/2058	905,000	1,007,930
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	13,380,000	12,049,877
		124,871,509
Georgia 2.6%
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052	3,825,000	3,377,796
Columbia County, GA, Hospital Authority Revenue, WellStar Health System Obligated Group:
Series A, 5.125%, 4/1/2048	1,875,000	1,967,300
Series A, 5.75%, 4/1/2053	2,000,000	2,185,170
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	3,155,000	3,195,505
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	815,000	704,977
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 4.0% (a), 7/1/2052, GTY: Royal Bank of Canada	10,920,000	11,139,530
Series C, 5.0% (a), 9/1/2053, GTY: Royal Bank of Canada	5,765,000	6,226,366
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co.	5,000,000	5,190,872
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	5,000,000	5,311,166
Georgia, The Atlanta Development Authority Revenue, Capital Appreciation Convertible Economic Development Certificates, “A”, Series 1, 144A, 0%–6.5%, 12/15/2048 (d)	3,250,000	2,962,455
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 2, 3.875% (a), 10/1/2048	1,250,000	1,250,167
		43,511,304
Hawaii 0.1%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.5%, 7/1/2054	2,000,000	2,143,823
Idaho 0.3%
Idaho, State Health Facilities Authority Revenue, St Luke's Health System Ltd. Obligated Group:
Series C, 1.95% (b), 3/2/2026, LOC: U.S. Bank NA	620,000	620,000
Series 2025-A, 5.25%, 3/1/2050	4,855,000	5,175,218
		5,795,218
Illinois 6.3%
Chicago, IL, General Obligation, Series A, 6.0%, 1/1/2050	2,160,000	2,274,299
Chicago, IL, O'Hare International Airport Revenue:
Series C, AMT, 5.25%, 1/1/2044	2,620,000	2,831,222
Series A, AMT, 5.5%, 1/1/2053	9,340,000	9,823,139
Series A, AMT, 5.5%, 1/1/2053, INS: AG	6,395,000	6,629,667
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien:
Series A, 4.0%, 12/1/2050	3,730,000	3,306,883
Series A, 5.0%, 12/1/2041	450,000	507,586
Series A, 5.0%, 12/1/2042	750,000	838,958
Series A, 5.0%, 12/1/2043	700,000	773,324
Series A, 5.0%, 12/1/2044	1,000,000	1,092,518
Illinois, Development Finance Authority, St. Ignatius College Project, 1.88% (b), 3/6/2026, LOC: PNC Bank NA	800,000	800,000
Illinois, Housing Development Authority Revenue, Series N, 6.25%, 4/1/2054	5,980,000	6,574,509
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	12,000,000	7,718,593
Illinois, O'Hare International Airport Revenue, Series E, AMT, 5.5%, 1/1/2055	10,625,000	11,210,644
Illinois, Regional Transportation Authority, Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	7,924,921

Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 2.05% (b), 3/6/2026, LOC: BMO Harris Bank NA	500,000	500,000
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, Prerefunded, 5.0%, 1/1/2036	2,970,000	3,039,259
Series A, Prerefunded, 5.0%, 1/1/2037	3,965,000	4,057,462
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045 * (e)	8,761,728	262,852
Illinois, State General Obligation:
5.0%, 11/1/2034	3,500,000	3,548,247
5.0%, 1/1/2035	6,875,000	6,885,873
Series A, 5.0%, 12/1/2042	5,955,000	6,047,594
Series C, 5.25%, 10/1/2046	6,000,000	6,267,823
5.5%, 5/1/2039	7,665,000	8,294,254
5.75%, 5/1/2045	4,205,000	4,466,906
		105,676,533
Indiana 0.8%
Indiana, State Finance Authority, CWA Authority, Inc. Project Revenue:
Series A, 5.0%, 10/1/2042	1,000,000	1,118,964
Series A, 5.0%, 10/1/2043	1,000,000	1,107,221
Series A, 5.0%, 10/1/2044	1,000,000	1,094,844
Series A, 5.0%, 10/1/2045	1,000,000	1,083,550
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series G-1, 5.25%, 1/1/2048	4,100,000	4,301,704
Series E, 6.0%, 3/1/2053	3,570,000	3,741,752
Series E, 6.125%, 3/1/2057	1,780,000	1,875,493
		14,323,528
Iowa 1.8%
Iowa, PEFA, Inc., Gas Project Revenue, 5.0% (a), 9/1/2049, GTY: Goldman Sachs Group, Inc.	10,000,000	10,116,360
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series A, 5.125%, 5/15/2059	5,250,000	5,004,071
Series 2024-B, 7.25%, 5/15/2035	3,120,000	3,234,471
Series B, 7.5%, 5/15/2053	910,000	1,011,308
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	12,905,000	10,855,482
		30,221,692
Kentucky 0.1%
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project, Series A, 5.0%, 5/15/2052	2,385,000	2,332,989
Louisiana 1.3%
Louisiana, Public Facilities Authority Revenue, CHRISTUS Health Obligated Group, 2.17% (b), 3/6/2026, LOC: TD Bank NA	1,545,000	1,545,000
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project:
Series 2025-A, 5.5%, 5/15/2050	5,000,000	5,410,931
Series 2025-A, 5.5%, 5/15/2055	10,000,000	10,683,142
Louisiana, State Public Facilities Authority Revenue, Calcasieu Bridge Partners LLC, AMT, 5.75%, 9/1/2064	4,000,000	4,166,139
		21,805,212
Maryland 1.3%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series C, 3.5%, 3/1/2050	1,225,000	1,228,158
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project, Series A, 5.75%, 7/1/2053	1,925,000	2,020,292

Maryland, State Health & Higher Educational Facilities Authority Revenue, Johns Hopkins Health System Corp., Series D, 1.81% (b), 3/6/2026	2,500,000	2,500,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series 2025-A, 5.25%, 7/1/2052	12,145,000	12,800,217
Maryland, State Health & Higher Educational Facilities Authority Revenue, UPMC Obligated Group, Series B, 4.0%, 4/15/2045	3,510,000	3,247,021
		21,795,688
Massachusetts 0.3%
Massachusetts, General Obligation:
Series G, 5.0%, 12/1/2044	1,800,000	2,013,463
Series G, 5.0%, 12/1/2045	500,000	552,453
Massachusetts, State Development Finance Agency Revenue, Children's Hospital Corp. Obligated Group, Series U-1, 1.9% (b), 3/2/2026, LOC: TD Bank NA	200,000	200,000
Massachusetts, State Development Finance Agency Revenue, Springfield College, Series A, 4.0%, 6/1/2056	1,235,000	935,239
Massachusetts, State Health & Educational Facilities Authority Revenue, Mass General Brigham, Inc., Series F-3, 1.25% (b), 3/6/2026, LOC: TD Bank NA	560,000	560,000
Massachusetts, State Water Resources Authority, Series A1, 1.87% (b), 3/6/2026, SPA: JPMorgan Chase Bank NA	100,000	100,000
		4,361,155
Missouri 1.1%
Missouri, State Health & Educational Facilities Authority Revenue, Mercy Health, Series C, 4.0%, 11/15/2049	7,000,000	6,240,999
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership Loan Program:
Series B, 4.0%, 5/1/2050	1,530,000	1,549,506
Series C, 6.0%, 5/1/2053	9,065,000	10,147,244
		17,937,749
Nevada 0.7%
Nevada, Department of Business & Industry Revenue, Brightline West Passenger Rail Project, Series B, 144A, AMT, 12.0% (a), 1/1/2065	6,015,000	3,248,100
Nevada, Reno-Tahoe Airport Authority Revenue:
Series A, AMT, 5.25%, 7/1/2049	2,000,000	2,087,746
Series A, AMT, 5.25%, 7/1/2054	1,600,000	1,652,752
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	29,000,000	4,626,480
		11,615,078
New Jersey 3.4%
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2031	1,245,000	1,357,003
New Jersey, State Economic Development Authority Revenue:
Series SSS, 5.25%, 6/15/2038	1,600,000	1,873,541
Series BBB, Prerefunded, 5.5%, 6/15/2030	16,440,000	16,885,720
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 4.25%, 12/1/2045	4,835,000	4,997,026
Series C, AMT, 5.0%, 12/1/2053	2,520,000	2,460,083
New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	2,015,000	2,106,438
New Jersey, State Transportation Trust Fund Authority Revenue, Transportation Systems, Series AA, 5.25%, 6/15/2050	3,500,000	3,736,325
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series CC, Prerefunded, 5.5%, 6/15/2050	4,500,000	5,439,540

New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 4.0%, 6/15/2050	5,820,000	5,422,757
Series A, 5.0%, 12/15/2034	5,320,000	5,668,648
Series BB, 5.25%, 6/15/2050	6,855,000	7,275,613
		57,222,694
New Mexico 0.9%
New Mexico, State Finance Authority Revenue, Public Project Revolving Fund, Series A, 4.0%, 6/1/2030	5,795,000	6,018,326
New Mexico, State Mortgage Finance Authority:
Series A, 3.5%, 1/1/2051	1,800,000	1,806,449
“I", Series D, 6.5%, 9/1/2054	5,550,000	6,187,536
New Mexico, State Mortgage Finance Authority, Single Family Mortgage Revenue, “I”, Series D, 3.75%, 1/1/2050	1,565,000	1,575,827
		15,588,138
New York 12.6%
New York, Genesee County Funding Corp., Rochester Regional Health Obligation, Series A, 5.25%, 12/1/2052	2,000,000	2,023,678
New York, Metropolitan Transportation Authority Revenue:
Series G-1G, 1.87% (b), 3/6/2026, LOC: TD Bank NA	260,000	260,000
Series 2025-A, 5.25%, 11/15/2045	3,000,000	3,262,781
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, Prerefunded, 5.0%, 2/15/2039	10,000	10,264
Series A, 5.0%, 3/15/2041	8,000,000	9,146,674
Series A, 5.0%, 3/15/2044	2,000,000	2,220,971
Series A, 5.0%, 3/15/2045	1,000,000	1,093,801
New York, State Dormitory Authority, Sales Tax Revenue, Series A, 5.0%, 3/15/2036	5,000,000	5,258,113
New York, State Housing Finance Agency Revenue, Liberty Street Realty LLC, Series A, 2.14% (b), 3/6/2026, LIQ: Freddie Mac, LOC: Freddie Mac	200,000	200,000
New York, State Liberty Development Corp. Revenue, Series A, 3.0%, 11/15/2051	3,500,000	2,589,042
New York, State Transportation Development Corp. Revenue, JFK Millennium Partners LLC, Series A, AMT, 5.5%, 12/31/2060	8,745,000	8,971,411
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
Series A, AMT, 5.0%, 1/1/2031	2,050,000	2,123,409
AMT, 5.0%, 10/1/2035	3,705,000	3,932,607
AMT, 5.625%, 4/1/2040	5,160,000	5,525,203
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	964,766
AMT, 5.375%, 6/30/2060	12,495,000	12,548,227
AMT, 6.0%, 6/30/2054	1,400,000	1,469,673
AMT, 6.0%, 6/30/2059	4,615,000	4,925,679
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 5.0%, 12/1/2041	3,210,000	3,420,724
New York, Triborough Bridge & Tunnel Authority Revenue, Series B4A, 1.9% (b), 3/2/2026, LOC: TD Bank NA	100,000	100,000
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels:
Series C, 3.0%, 11/15/2046	5,000,000	3,976,314
Series A, 4.0%, 11/15/2054	5,000,000	4,541,173
Series A, 5.0%, 11/15/2034	1,000,000	1,167,710
Series A, 5.0%, 11/15/2035	1,250,000	1,449,859
Series A, 5.0%, 11/15/2036	1,250,000	1,435,191
New York City, NY, General Obligation:
Series A-4, 1.9% (b), 3/2/2026, SPA: State Street B&T Co.	5,900,000	5,900,000
Series G-1, 5.25%, 2/1/2048	20,000,000	21,495,528

New York City, NY, Health & Hospitals Corp. Revenue, Series B, 1.82% (b), 3/6/2026, LOC: TD Bank NA	340,000	340,000
New York City, NY, Municipal Water Finance Authority Revenue, Series CC, 1.9% (b), 3/2/2026, SPA: TD Bank NA	100,000	100,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series AA-6, 1.85% (b), 3/2/2026, SPA: Mizuho Bank Ltd.	100,000	100,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series BB, 1.86% (b), 3/6/2026, SPA: TD Bank NA	1,600,000	1,600,000
Series AA-1, 5.25%, 6/15/2052	7,500,000	7,922,650
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series F-1, 5.0%, 2/1/2042	9,410,000	10,299,945
Series F-1, 5.0%, 2/1/2044	5,000,000	5,378,050
Series D-1, 5.25%, 11/1/2040	5,000,000	5,653,121
Series D-1, 5.5%, 11/1/2045	15,000,000	16,446,246
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S1, 5.0%, 7/15/2035	2,800,000	2,897,851
New York, NY, General Obligation:
Series E1, 5.0%, 4/1/2040	11,250,000	12,538,186
Series B-1, 5.25%, 10/1/2047	3,000,000	3,178,336
Port Authority of New York & New Jersey:
Series 207, AMT, 5.0%, 9/15/2032	6,500,000	6,788,788
Series 242, AMT, 5.0%, 12/1/2032	5,000,000	5,713,565
Triborough, NY, Bridge & Tunnel Authority Sales Tax Revenue:
Series A, 5.25%, 5/15/2052	8,000,000	8,465,644
Series A, 5.25%, 5/15/2057	12,000,000	12,670,914
		210,106,094
North Carolina 0.4%
North Carolina, Greater Asheville Regional Airport Authority Revenue, AMT, 5.25%, 7/1/2043, INS: AG	1,165,000	1,255,157
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	1,860,000	1,968,575
North Carolina, State Housing Finance Agency, Series 52-A, 6.25%, 1/1/2055	2,705,000	2,964,504
		6,188,236
Ohio 2.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “2”, Series B-2, 5.0%, 6/1/2055	6,000,000	4,962,138
Columbus, OH, State Regional Airport Authority Revenue, Series A, AMT, 5.5%, 1/1/2050	17,740,000	18,919,057
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	975,908
5.0%, 1/1/2046	2,790,000	2,790,039
Series A, 5.75%, 1/1/2053	2,860,000	2,975,945
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Series B, 4.5%, 3/1/2050	2,020,000	2,048,506
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, First Time Homebuyer Program, 3.75%, 9/1/2050	1,995,000	2,021,089
		34,692,682
Oklahoma 0.9%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	2,670,000	2,672,582
Series A, 5.5%, 8/15/2041	3,020,000	3,157,565
Series A, 5.5%, 8/15/2044	3,205,000	3,276,515
Oklahoma, State Municipal Airport Trust Trustees Revenue, American Airlines, Inc., AMT, 6.25%, 12/1/2040	1,500,000	1,708,334

Oklahoma, State Turnpike Authority Revenue:
5.5%, 1/1/2053	3,000,000	3,210,903
Series A, 5.5%, 1/1/2054	1,000,000	1,086,964
		15,112,863
Pennsylvania 3.6%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	665,000	664,259
5.0%, 12/1/2053	1,780,000	1,590,931
Pennsylvania, Bucks County Water and Sewer Authority Revenue, Series A, 5.25%, 12/1/2047, INS: AG	2,175,000	2,321,385
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	1,115,000	1,145,317
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	1,290,000	1,333,660
5.0%, 6/1/2028	1,290,000	1,366,796
5.0%, 6/1/2029	1,290,000	1,364,165
5.0%, 6/1/2030	855,000	902,782
5.0%, 6/1/2031	865,000	910,851
Pennsylvania, Higher Educational Facilities Authority Revenue, Thomas Jefferson University Obligated Group, Series B-1, 5.25%, 11/1/2048, INS: AG	7,200,000	7,655,089
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group:
Series 2025-B, 5.0%, 3/15/2044	2,250,000	2,391,629
Series 2025-B, 5.0%, 3/15/2045	2,000,000	2,109,320
Pennsylvania, State Economic Development Financing Authority, The Penndot Major Bridges, AMT, 5.75%, 6/30/2048	10,000,000	10,584,797
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 136, 3.0%, 10/1/2051	3,271,067	3,259,921
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, 5.0%, 6/1/2042	6,950,000	7,093,152
Series B, 5.25%, 12/1/2052	4,050,000	4,278,163
Southeastern, PA, Transportation Authority Revenue, 5.25%, 6/1/2052	10,000,000	10,463,312
		59,435,529
South Carolina 2.4%
Charleston County, SC, Airport District Revenue, Series A, AMT, 5.25%, 7/1/2049	1,965,000	2,052,593
South Carolina, Public Service Authority Revenue:
Series A, 4.0%, 12/1/2055	4,000,000	3,572,307
Series B, 5.0%, 12/1/2044	2,500,000	2,725,940
Series B, 5.0%, 12/1/2047	5,500,000	5,827,104
Series B, 5.0%, 12/1/2048	1,000,000	1,053,956
Series B, 5.25%, 12/1/2054	2,000,000	2,114,026
Series A, 5.5%, 12/1/2054	1,200,000	1,290,849
South Carolina, State Jobs-Economic Development Authority Revenue, Bon Secours Mercy Health, Inc., Series A, 5.25%, 11/1/2044	3,000,000	3,318,369
South Carolina, State Jobs-Economic Development Authority Revenue, Novant Health Obligated Group, Series A, 5.5%, 11/1/2054	2,500,000	2,657,282
South Carolina, State Public Service Authority Revenue, Series B, 4.0%, 12/1/2047	7,270,000	6,849,798
South Carolina, State Transportation Infrastructure Bank Revenue, Series A, 5.0%, 10/1/2038	8,000,000	8,252,321
		39,714,545

Tennessee 1.6%
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	4,000,000	3,621,997
Series B, AMT, 4.0%, 7/1/2054	8,045,000	7,093,352
Series B, AMT, 5.25%, 7/1/2051	4,800,000	5,040,246
Series B, AMT, 5.5%, 7/1/2052	3,250,000	3,419,891
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2045	1,395,000	1,246,523
Shelby County, TN, Health & Educational Facilities Board Revenue, Madrone Memphis Student Housing I LLC, Series A1, 144A, 5.25%, 6/1/2056	1,135,000	1,102,993
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	5,050,000	5,506,499
		27,031,501
Texas 17.8%
Austin, TX, Independent School District, General Obligation, 5.25%, 8/1/2049	12,500,000	13,459,517
City of Corpus Christi, TX, Utility System Revenue, 5.0%, 7/15/2049	3,335,000	3,476,491
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Series A, 5.25%, 2/15/2045	750,000	806,804
Series A, 5.25%, 2/15/2049	2,250,000	2,365,142
Harris County, TX, Industrial Development Corp. Revenue, Energy Transfer LP, 4.05% (a), 11/1/2050	5,100,000	5,309,516
Harris County, TX, Toll Road Revenue, Series A, 5.25%, 8/15/2054	10,000,000	10,675,735
Houston, TX, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Facilities Department:
5.0%, 9/1/2029	1,000,000	1,065,446
5.0%, 9/1/2030	1,000,000	1,063,500
5.0%, 9/1/2031	850,000	902,227
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	15,000,000	12,607,191
Prosper, TX, Independent School District, General Obligation, 5.25%, 2/15/2055	3,750,000	4,036,862
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project, Series A, 4.0%, 4/1/2051	5,500,000	4,513,906
San Antonio, TX, Education Facilities Corp., Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	890,000	847,670
Series A, 5.0%, 10/1/2051	1,580,000	1,356,706
San Antonio, TX, Electric & Gas Systems Revenue:
Series A, 5.25%, 2/1/2049	3,000,000	3,234,376
Series D, 5.25%, 2/1/2049	7,215,000	7,806,455
San Antonio, TX, Independent School District Revenue, 5.0%, 8/15/2047	10,000,000	10,494,684
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Health Obligated Group, 1.55% (b), 3/2/2026, SPA: JPMorgan Chase Bank NA	5,000,000	5,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Healthcare, Series D, 5.5%, 11/15/2047	8,550,000	9,165,218
Texas, Canutillo Independent School District, General Obligation, Series A, 5.25%, 2/15/2054	8,290,000	8,812,967
Texas, Cypress-Fairbanks Independent School District, General Obligation:
5.0%, 2/15/2040	1,000,000	1,209,140
5.0%, 2/15/2041	1,000,000	1,202,819
Texas, Dallas Independent School District, General Obligation, Series A, 5.0%, 2/15/2043	15,000,000	16,814,595
Texas, Fort Worth International Airport Revenue:
Series A-1, AMT, 5.25%, 11/1/2045	7,000,000	7,556,728
Series A-1, AMT, 5.25%, 11/1/2046	9,000,000	9,618,020

Texas, Lamar Consolidated Independent School District:
5.0%, 2/15/2041	10,930,000	12,024,270
5.0%, 2/15/2042	13,180,000	14,412,392
5.0%, 2/15/2043	11,340,000	12,328,183
5.25%, 2/15/2059	10,000,000	10,537,177
Texas, Lubbock Independent School District, General Obligation, 5.25%, 2/15/2055	7,500,000	8,014,195
Texas, New Hope Cultural Education Facilities Finance Corp. Revenue, Bridgemoor Plano Project, Series A-1, 7.25%, 12/31/2030 * (e)	3,005,000	3,005,000
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	2,250,000	1,957,624
Texas, Northwest Independent School District, General Obligation, 5.25%, 2/15/2055	4,750,000	5,082,939
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	6,250,000	6,490,709
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments 3 LLC:
AMT, 5.5%, 6/30/2041	2,000,000	2,126,032
AMT, 5.5%, 6/30/2042	1,700,000	1,801,758
AMT, 5.5%, 6/30/2043	2,290,000	2,419,179
Texas, San Angelo Independent School District, General Obligation, 5.25%, 2/15/2055	10,000,000	10,685,593
Texas, State Department of Housing & Community Affairs, Series C, 6.0%, 3/1/2054	7,475,000	8,351,308
Texas, State General Obligation, 2.05% (b), 3/6/2026, SPA: JPMorgan Chase Bank NA	9,920,000	9,920,000
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	3,105,000	3,196,650
Texas, State Transportation Finance Corp. Revenue:
Series A, 5.0%, 10/1/2043	3,500,000	3,902,890
Series A, 5.0%, 10/1/2044	4,500,000	4,970,833
Series A, 5.0%, 10/1/2045	4,500,000	4,916,039
Texas, State Water Development Board Revenue, Revolving Fund:
5.0%, 10/15/2042	7,500,000	8,510,128
5.0%, 10/15/2044	3,000,000	3,338,962
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund:
Series B, 4.0%, 10/15/2033	5,000,000	5,182,745
Series B, 4.0%, 10/15/2036	5,000,000	5,142,757
Texas, Transmission Contract Authority Revenue, LCRA Transmission Services Corp. Project:
Series A, 5.0%, 5/15/2040	1,000,000	1,108,899
Series A, 5.0%, 5/15/2041	4,450,000	4,907,962
		297,735,939
Utah 2.7%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 4.0%, 7/1/2051	10,200,000	9,079,042
Utah, Black Desert Public Infrastructure District Special Assessment, Public Infrastructure District Black Desert Assessment Area No. 1, 144A, 5.625%, 12/1/2053	2,000,000	2,026,401
Utah, Downtown Revitalization Public Infrastructure District, Sales Tax Revenue, Series A, 5.5%, 6/1/2055, INS: AG	4,000,000	4,333,745
Utah, Mida Mountain Village Public Infrastructure District, Tax Allocation:
Series 1, 144A, 5.125%, 6/15/2054	1,375,000	1,376,917
Series 1, 144A, 5.5%, 6/1/2050	1,350,000	1,372,904
Series 1, 144A, 5.5%, 6/1/2055	4,535,000	4,570,074
Series 1, 144A, 5.75%, 6/1/2060	1,850,000	1,890,999
Series 2, 144A, 6.0%, 6/15/2054	8,425,000	8,692,976
Utah, Point Phase 1 Public Infrastructure District No. 1 Revenue, Series A-1, 6.125%, 3/1/2055	6,485,000	6,774,818
Utah, State Housing Corp. Revenue, Series A, 6.5%, 1/1/2054	2,850,000	3,154,164
Utah, State Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue, 5.5%, 6/1/2040	1,400,000	1,586,689
		44,858,729

Virginia 0.8%
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation, 144A, 5.0%, 9/1/2045	3,700,000	3,708,923
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	3,775,000	3,799,257
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2049	3,145,000	3,140,936
Virginia, State College Building Authority, Educational Facilities Revenue, Regent University Project, 4.0%, 6/1/2046	2,420,000	2,119,047
		12,768,163
Washington 3.8%
King County, WA, School District No. 412 Shoreline, 5.0%, 12/1/2031	4,345,000	4,669,840
Port of Seattle, WA, Revenue Bonds:
Series B, AMT, 5.5%, 8/1/2047	1,500,000	1,595,564
Series B, AMT, 5.5%, 10/1/2050	8,000,000	8,593,775
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2048, INS: AG	9,170,000	6,953,545
Series B, 3.0%, 7/1/2058	4,630,000	3,124,803
Washington, State Health Care Facilities Authority Revenue, CommonSpirit Health Obligation Group, Series A, 5.5%, 9/1/2055	4,000,000	4,269,888
Washington, State Health Care Facilities Authority, CommonSpirit Health Obligation Group, Series A2, 5.0%, 8/1/2044	17,700,000	18,206,282
Washington, State Higher Educational Facilities Authority, Gonzaga University Project, Series A, 3.0%, 4/1/2049	5,000,000	3,800,537
Washington, State Higher Educational Facilities Authority, Seattle University Project, 4.0%, 5/1/2050	4,350,000	3,825,818
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project:
Series A, 144A, 5.0%, 1/1/2051	3,510,000	3,196,349
144A, 5.0%, 1/1/2055	5,500,000	4,931,963
Washington, State Housing Finance Commission, Panorama Project, 1.88% (b), 3/6/2026, LOC: Wells Fargo Bank NA	1,035,000	1,035,000
		64,203,364
West Virginia 2.0%
West Virginia, Marshall University Revenue, Improvement & Refunding Bonds, Series A, 4.0%, 5/1/2050, INS: AG	9,150,000	8,209,694
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group:
Series A, 5.0%, 6/1/2042	10,085,000	10,235,823
Series A, 5.5%, 6/1/2050	7,500,000	8,064,812
West Virginia, State Parkways Authority, Senior Lien, Trunpike Toll Revenue, 4.0%, 6/1/2051	6,765,000	6,312,508
		32,822,837
Wisconsin 4.6%
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	10,000,000	9,190,118
Wisconsin, Public Finance Authority Revenue, Million Air Three Obligated Group:
Series A, 144A, AMT, 6.25%, 9/1/2046	795,000	825,113
Series B, 144A, AMT, 7.0%, 9/1/2054	800,000	849,676
Wisconsin, Public Finance Authority Revenue, Renown Regional Medical Center Obligated Group, Series A, 5.5%, 6/1/2055	10,000,000	10,554,144
Wisconsin, Public Finance Authority Revenue, SR 400 Peach Partners LLC:
Series 2025, AMT, 5.75%, 12/31/2065	8,000,000	8,375,186
Series 2025, AMT, 6.5%, 6/30/2060	3,090,000	3,441,533

Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	8,000,000	6,821,114
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	485,000	449,812
144A, Prerefunded, 4.0%, 4/1/2042	10,000	10,842
144A, Prerefunded, 4.0%, 4/1/2052	25,000	27,104
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	1,235,000	1,083,252
144A, 5.75%, 5/1/2054	3,860,000	2,850,216
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel:
Series A, 5.0%, 2/1/2062	8,750,000	8,633,836
Series B, 144A, 6.0%, 2/1/2062	3,000,000	3,097,505
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc., 144A, 5.0%, 10/1/2048	5,000,000	4,879,772
Wisconsin, State General Obligation, Series 1, 5.0%, 5/1/2035	1,250,000	1,498,291
Wisconsin, State Health & Educational Facilities Authority Revenue, Chiara Housing & Services, Inc. Obligated Group:
5.875%, 7/1/2055	2,650,000	2,681,497
6.0%, 7/1/2060	2,800,000	2,845,463
6.625%, 7/1/2060	7,635,000	8,071,259
		76,185,733
Guam 0.1%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	1,090,000	1,112,520
Puerto Rico 0.5%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2037	1,690,325	1,693,817
Series A1, 4.0%, 7/1/2041	2,613,626	2,536,716
Series A1, 4.0%, 7/1/2046	1,097,810	991,156
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	5,000,000	1,798,553
Series A-1, Zero Coupon, 7/1/2051	4,207,000	1,106,893
		8,127,135
Total Municipal Investments (Cost $1,597,308,148)		1,627,528,813

Underlying Municipal Bonds of Inverse Floaters (f) 3.2%
Georgia 0.6%
Georgia, City of Atlanta Department of Aviation, Series B, 5.5%, 7/1/2055 (g)	10,000,000	10,612,537
Trust: Georgia, City of Atlanta Department of Aviation, Series 2025-XM1317, 144A, 14.86%, 7/1/2032, Leverage Factor at purchase date: 4 to 1
Indiana 0.6%
Indiana, Finance Authority, Series C, 5.25%, 10/1/2046 (g)	10,000,000	10,825,253
Trust: Indiana, Finance Authority, Series 2025-XM1275, 144A, 14.04%, 4/1/2033, Leverage Factor at purchase date: 4 to 1
New York 1.3%
New York City, NY, Transitional Finance Authority, Series I-1, 5.25%, 5/1/2048 (g)	10,000,000	10,743,168
Trust: New York City, NY, Transitional Finance Authority, Series 2025-XM1261, 144A, 13.95%, 5/1/2033, Leverage Factor at purchase date: 4 to 1

New York City, NY, Transitional Finance Authority, Series D, 5.5%, 5/1/2052 (g)	10,000,000	10,808,046
Trust: New York City, NY, Transitional Finance Authority, Series 2025-XM1309, 144A, 15.04%, 11/1/2032, Leverage Factor at purchase date: 4 to 1
		21,551,214
Texas 0.7%
Texas, Transportation Finance Corp., Series A, 5.25%, 10/1/2050 (g)	10,000,000	10,836,757
Trust: Texas, Transportation Finance Corp., Series 2025-XM1330, 144A, 14.19%, 10/1/2033, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $52,355,245)		53,825,761

Corporate Bonds 0.5%
Consumer Discretionary 0.4%
Grand Canyon University, 5.125%, 10/1/2028	6,386,000	6,405,684
Industrials 0.1%
Brightline East LLC, 144A, 11.0%, 1/31/2030	5,000,000	1,329,172
Total Corporate Bonds (Cost $11,071,626)		7,734,856

	Shares	Value ($)

Closed-End Investment Companies 0.2%
Nuveen Quality Municipal Income Fund (Cost $3,179,677)	314,188	3,855,087

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.69% (h) (Cost $96,850)	96,841	96,850

Warrants 0.0%
BL Train Holdings West LLC, Expiration Date 11/26/2035* (i) (Cost $0)	50,070	0

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,664,011,546)	101.4	1,693,041,367
Floating Rate Notes (f)	(2.2)	(37,500,000)
Other Assets and Liabilities, Net	0.8	14,332,167
Net Assets	100.0	1,669,873,534
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of February 28, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 28,
2026. Date shown reflects the earlier of demand date or stated maturity date.

(c)	Interest coupon payment as of July 15, 2025 has been deferred by the issuer.
(d)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(e)	Defaulted security or security for which income has been deemed uncollectible.

(f)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(g)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(h)	Current yield; not a coupon rate.
(i)	Investment was valued using significant unobservable inputs.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$1,681,354,574	$—	$1,681,354,574
Corporate Bonds (a)	—	7,734,856	—	7,734,856
Closed-End Investment Companies	3,855,087	—	—	3,855,087
Open-End Investment Companies	96,850	—	—	96,850
Warrants	—	—	0	0
Total	$3,951,937	$1,689,089,430	$0	$1,693,041,367

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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